Current and long-term debt - BNPP Sinosure credit facility (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($) vessel	Jul. 31, 2023
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel					1
Borrowings		$ 1,436,224,000			$ 1,588,290,000
BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 134,100,000
Drawdowns		$ 5,100,000	$ 1,900,000	$ 101,500,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
BNPP Sinosure Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
BNPP Sinosure Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
BNPP Sinosure Credit Facility | Borrowings, Financial Covenants, Period One
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	130.00%
BNPP Sinosure Credit Facility | Borrowings, Financial Covenants, Period Two
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	135.00%
BNPP Sinosure Credit Facility | Repayment Period One
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 5,500,000
BNPP Sinosure Credit Facility | Repayment Period Two
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	3,400,000
BNPP Sinosure Credit Facility | Repayment Period Three
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	900,000
Commercial facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	67,000,000
Commercial facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						2.80%
Sinosure facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 67,000,000
Number of vessels | vessel	5
Sinosure facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.80%